Statements of Operations - Community Specialty Pharmacy, LLC [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenues, net	$ 1,985,620	$ 2,036,796	$ 2,633,914	$ 3,111,285
Cost of Sales	1,614,523	1,643,249	2,265,902	2,929,062
Gross Profit	371,097	393,547	368,012	182,223
Operating Expenses
General and Administrative	268,741	331,000	423,267	391,210
Operating Income (Loss)	102,356	62,547	(55,255)	(208,987)
Other Income, net	239	709	912	2
Interest Expense	(5,222)	(4,795)	(8,789)	(7,649)
Net Income (Loss)	$ 97,373	$ 58,461	$ (63,132)	$ (216,634)